787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AB Cap Fund, Inc.

    Securities Act File No. 002-29901

    Investment Company Act File No. 811-01716

Ladies and Gentlemen:

On behalf of AB Cap Fund, Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 13, 2016, to the Prospectus, dated October 1, 2015, for the AB Multi-Manager Alternative Strategies Fund (the “Portfolio”), a series of the Registrant. The purpose of the filing is to submit the 497 filing dated January 13, 2016 in XBRL for the Portfolio.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy

Jessica A. Herlihy

Enclosures

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh